Note 7 - Deposits (Detail) - Deposit Accounts (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noninterest bearing deposits	$ 38,797	$ 34,120
Interest bearing
NOW	55,282	56,286
Money market	35,889	33,815
Savings	24,074	25,701
Time, less than $100,000	105,262	124,428
Time, $100,000 and over	60,328	41,797
Total deposits	$ 319,632	$ 316,147